Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Redeemable noncontrolling interests
Redeemable noncontrolling interests
Noncontrolling interest existed in myhotelshop until its deconsolidation in December 2017 as it was majority owned by us. We carried it at fair value as the noncontrolling interests contained certain rights, whereby we may have acquired and the minority shareholders may have sold to us the additional shares of the company. A reconciliation of redeemable noncontrolling interest for the years ended December 31, 2016 and December 31, 2017 is as follows:

	Year ended December 31,
(in thousands)	2016	2017
Balance, beginning of the period	€2,076	€351
Net loss attributable to noncontrolling interests	(995)	(110)
Fair value adjustments through members’ equity	995	149
Currency translation adjustments and other	129	—
Change in ownership of noncontrolling interest	(1,854)	—
Deconsolidation of entity	—	(390)
Balance, end of period	€351	€—

As of December 31, 2016, the fair value of the redeemable noncontrolling interest has been adjusted by €1 million for the net loss attributable to the noncontrolling interest in myhotelshop and the noncontrolling interest in base7 through the date of acquisition. A total fair value adjustment has been recorded of €1 million to reflect the fair value of the noncontrolling interests for the year ended December 31, 2016. On December 22, 2016, we acquired the remaining noncontrolling interest in base7. As the change in ownership interest does not result in a loss of control, the acquisition is considered an equity transaction. Consequently, we have eliminated the redeemable noncontrolling interest of base7 and changes in redeemable noncontrolling interest due to attributed earnings and foreign exchange gains/losses as of December 22, 2016.
As of December 31, 2017, the fair value of the redeemable noncontrolling interest has been adjusted by €0.1 million for the net loss attributable to the noncontrolling interest in myhotelshop. A total fair value adjustment has been recorded of €0.1 million to reflect the fair value of the noncontrolling interests as of the deconsolidation date of myhotelshop. On December 15, 2017, after losing control of myhotelshop, we deconsolidated the entity including the redeemable noncontrolling interests with a fair value of €0.4 million.
There is no redeemable noncontrolling interest as of December 31, 2017.